Dividend Performers ETF
Schedule of Investments
June 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 114.8%
Auto Manufacturers — 2.3%
Cummins, Inc. (d)	1,762	$341,000

Banks— 2.5%
1st Source Corp. (d)	7,933	360,158

Chemicals — 2.1%
The Sherwin-Williams Co. (d)	1,347	301,607

Commercial Services — 9.1%
ABM Industries, Inc. (d)	7,648	332,076
Automatic Data Processing, Inc.	1,650	346,566
Cintas Corp. (d)	956	357,095
Robert Half International, Inc.	3,923	293,793
		1,329,530
Computers— 2.4%
Accenture PLC - Class A (a)(d)	1,256	348,728

Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co. (d)	4,626	370,728

Distribution & Wholesale — 4.6%
Fastenal Co. (d)	6,757	337,309
WW Grainger, Inc. (d)	748	339,914
		677,223
Diversified Financial Services — 4.4%
Cohen & Steers, Inc. (d)	4,796	304,977
SEI Investments Co.	6,233	336,707
		641,684
Electrical Components & Equipment — 2.2%
Emerson Electric Co. (d)	4,156	330,568

Electronics — 4.5%
Amphenol Corp. - Class A	5,067	326,213
Hubbell, Inc. (d)	1,869	333,766
		659,979
Food — 2.3%
The Kroger Co.	7,049	333,629

Hand & Machine Tools — 6.9%
Franklin Electric Co., Inc. (d)	4,934	361,465
Lincoln Electric Holdings, Inc. (d)	2,659	328,014
Snap-on, Inc. (d)	1,655	326,085
		1,015,564
Healthcare - Products — 4.3%
Abbott Laboratories (d)	3,070	333,556
Stryker Corp. (d)	1,497	297,798
		631,354
Healthcare - Services — 9.6%
Chemed Corp.	714	335,144
Elevance Health, Inc.	703	339,254
Humana, Inc.	785	367,435
UnitedHealth Group, Inc. (d)	715	367,245
		1,409,078
Household Products & Wares — 2.3%
Avery Dennison Corp. (d)	2,112	341,869

Insurance — 7.4%
Globe Life, Inc.	3,715	362,101
The Allstate Corp. (d)	2,825	358,012
The Hanover Insurance Group, Inc. (d)	2,456	359,190
		1,079,303
Machinery - Diversified — 6.8%
Applied Industrial Technologies, Inc. (d)	3,456	332,363
Dover Corp. (d)	2,658	322,469
Tennant Co. (d)	5,803	343,828
		998,660
Miscellaneous Manufacturing — 9.0%
3M Co. (d)	2,416	312,655
Carlisle Cos., Inc. (d)	1,436	342,644
Donaldson Co., Inc. (d)	6,981	336,065
Eaton Corp. PLC (a)(d)	2,591	326,440
		1,317,804
Pharmaceuticals — 7.0%
AmerisourceBergen Corp. (d)	2,314	327,385
Johnson & Johnson (d)	1,964	348,630
McKesson Corp. (d)	1,076	351,002
		1,027,017
Retail — 4.6%
Genuine Parts Co. (d)	2,704	359,632
Target Corp. (d)	2,237	315,932
		675,564
Semiconductors — 8.6%
Analog Devices, Inc. (d)	2,140	312,633
Broadcom, Inc. (d)	640	310,918
KLA Corp. (d)	1,036	330,567
Microchip Technology, Inc. (d)	5,213	302,771
		1,256,889
Software — 7.1%
Microsoft Corp.	1,352	347,234
Oracle Corp. (d)	5,065	353,892
Paychex, Inc. (d)	2,962	337,283
		1,038,409
Telecommunications — 2.3%
Cisco Systems, Inc.	8,043	342,954
TOTAL COMMON STOCKS (Cost $16,651,938)		16,829,299

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 1.30% (c)	19,474	19,474
TOTAL MONEY MARKET FUNDS (Cost $19,474)		19,474

	Number of
	Contracts (b)		Notional Value
PURCHASED OPTIONS - 4.4%
PURCHASED PUT OPTIONS - 4.4%
CBOE S&P 500 Index
Expiration: August 2022, Exercise Price: $369	193	212,396	$7,305,822
Expiration: September 2022, Exercise Price: $355	143	161,447	5,413,122
Expiration: September 2022, Exercise Price: $370	184	269,100	6,965,136
TOTAL PURCHASED OPTIONS (Cost $705,078)		642,943

TOTAL INVESTMENTS (Cost $17,376,490) — 119.3%		17,491,716
Other assets and liabilities, net — (19.3)%		(2,833,007)
NET ASSETS — 100.0%		$14,658,709

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange
PLC Public Limited Company
(a) Foreign issued security.
(b) Each contract has a multiplier of 100.
(c) The rate shown is the yield at period end.
(d) A portion or all of the security has been segregated or earmarked as collateral for written options.

Dividend Performers ETF
Schedule of Written Options
June 30, 2022 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (21.6)%
WRITTEN PUT OPTIONS - (21.6)%
CBOE S&P 500 Index
Expiration: August 2022, Exercise Price: $439	193	$1,184,731	$7,305,822
Expiration: September 2022, Exercise Price: $435	143	830,901	5,413,122
Expiration: September 2022, Exercise Price: $440	184	1,150,828	6,965,136
TOTAL WRITTEN OPTIONS (Premiums Received $3,241,081)		$3,166,460

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange
(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$16,829,299	$-	$-	$16,829,299
Money Market Funds	19,474	-	-	19,474
Purchased Options	-	642,943	-	642,943
Total Investments - Assets	$16,848,773	$642,943	$-	$17,491,716

Other Financial Instruments - Liabilities:
Written Put Options	$-	$3,166,460	$-	$3,166,460
* See the Schedule of Investments for industry classifications.